Insurance contracts in the financial services business - Summary of Changes in insurance contract liabilities from insurance contracts not measured under the PAA by measurement component (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Changes that relate to future service
Effect of contracts initially recognized during the period		¥ 1,768
Total changes that relate to future service		101,865
Changes that relate to current service
Total changes that relate to current service		(151,025)
Insurance finance expenses (income)		30,155
Cash flows
Other		(1,334)
Estimates of present value of future cash flows [member]
Changes that relate to future service
Effect of contracts initially recognized during the period		2,391,895
Risk adjustment for non-financial risk [member]
Changes that relate to future service
Effect of contracts initially recognized during the period		44,335
CSM [member]
Changes that relate to future service
Effect of contracts initially recognized during the period		389,234
Insurance contracts not measured under PAA [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, Beginning	¥ (47,715)	(56,975)
Insurance contract liabilities, Beginning	12,745,304	12,986,833
Net amounts, Beginning	12,697,589	12,929,858
Changes that relate to future service
Changes in estimates that do not adjust the CSM	9,477	12,508
Effect of contracts initially recognized during the period	1,474	1,768
Total changes that relate to future service	10,951	14,276
Changes that relate to current service
CSM recognized in profit or loss for the services provided	(79,908)	(151,025)
Change in risk adjustment for non-financial risk due to release of risk	(16,164)	(28,681)
Experience adjustments	(7,549)	656
Total changes that relate to current service	(103,621)	(179,050)
Changes that relate to past service		0
Insurance service result	(92,351)	(164,774)
Insurance finance expenses (income)	(141,603)	(633,829)
Total amounts recognized in comprehensive income	(233,954)	(798,603)
Cash flows
Premiums received	893,895	1,894,792
Insurance acquisition cash flows	(77,407)	(151,614)
Claims and other insurance service expenses paid	(520,614)	(1,179,036)
Total cash flows	295,874	564,142
Other	(14,090)	2,192
Impact from loss of control of the Financial Services business	(12,745,419)
Insurance contract assets, Ending		(47,715)
Insurance contracts liabilities, Ending		12,745,304
Net amounts, Ending		12,697,589
Insurance contracts not measured under PAA [member] | Estimates of present value of future cash flows [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, Beginning	(245,602)	(291,878)
Insurance contract liabilities, Beginning	10,413,511	10,697,166
Net amounts, Beginning	10,167,909	10,405,288
Changes that relate to future service
Changes in estimates that adjust the CSM	14,984	276,707
Changes in estimates that do not adjust the CSM	6,908	11,762
Effect of contracts initially recognized during the period	(177,699)	(431,801)
Total changes that relate to future service	(155,807)	(143,332)
Changes that relate to current service
Experience adjustments	(7,549)	656
Total changes that relate to current service	(7,549)	656
Changes that relate to past service	324	6
Insurance service result	(163,032)	(142,670)
Insurance finance expenses (income)	(152,695)	(661,734)
Total amounts recognized in comprehensive income	(315,727)	(804,404)
Cash flows
Premiums received	893,895	1,894,792
Insurance acquisition cash flows	(77,407)	(151,614)
Claims and other insurance service expenses paid	(520,614)	(1,179,036)
Total cash flows	295,874	564,142
Other	(12,883)	2,883
Impact from loss of control of the Financial Services business	(10,135,173)
Insurance contract assets, Ending		(245,602)
Insurance contracts liabilities, Ending		10,413,511
Net amounts, Ending		10,167,909
Insurance contracts not measured under PAA [member] | Risk adjustment for non-financial risk [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, Beginning	24,501	27,824
Insurance contract liabilities, Beginning	417,430	388,658
Net amounts, Beginning	441,931	416,482
Changes that relate to future service
Changes in estimates that adjust the CSM	47,569	10,662
Changes in estimates that do not adjust the CSM	2,569	746
Effect of contracts initially recognized during the period	21,537	44,335
Total changes that relate to future service	71,675	55,743
Changes that relate to current service
Change in risk adjustment for non-financial risk due to release of risk	(16,164)	(28,681)
Total changes that relate to current service	(16,164)	(28,681)
Changes that relate to past service	(5)	(6)
Insurance service result	55,506	27,056
Insurance finance expenses (income)	(1,373)	(2,250)
Total amounts recognized in comprehensive income	54,133	24,806
Cash flows
Other	0	643
Impact from loss of control of the Financial Services business	(496,064)
Insurance contract assets, Ending		24,501
Insurance contracts liabilities, Ending		417,430
Net amounts, Ending		441,931
Insurance contracts not measured under PAA [member] | CSM [member]
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, Beginning	173,386	207,079
Insurance contract liabilities, Beginning	1,914,363	1,901,009
Net amounts, Beginning	2,087,749	2,108,088
Changes that relate to future service
Changes in estimates that adjust the CSM	(62,553)	(287,369)
Effect of contracts initially recognized during the period	157,636	389,234
Total changes that relate to future service	95,083	101,865
Changes that relate to current service
CSM recognized in profit or loss for the services provided	(79,908)	(151,025)
Total changes that relate to current service	(79,908)	(151,025)
Insurance service result	15,175	(49,160)
Insurance finance expenses (income)	12,465	30,155
Total amounts recognized in comprehensive income	27,640	(19,005)
Cash flows
Other	(1,207)	(1,334)
Impact from loss of control of the Financial Services business	¥ (2,114,182)
Insurance contract assets, Ending		173,386
Insurance contracts liabilities, Ending		1,914,363
Net amounts, Ending		¥ 2,087,749